Apr. 30, 2019

Thrivent Series Fund, Inc.

Supplement to Prospectus and Thrivent Moderately Conservative Allocation

Portfolio Summary Prospectus

each dated April 30, 2019

The table that appears in the fourth paragraph under “Summary Section—Thrivent Moderately Conservative Allocation Portfolio—Principal Strategies” is deleted in its entirety and replaced with the following:

Broad Asset Category	Target Allocation	Allocation Range

Debt Securities	63%	35-75%

Equity Securities	37%	25-65%